Revenue - Revenue per product (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 129,677	R 112,129	R 113,684
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	47,691	37,138	30,257
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	68,945	59,547	71,090
Platinum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	25,829	20,573	19,775
Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	19,114	19,919	25,271
Rhodium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	17,973	14,747	21,991
Iridium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,781	2,824	2,883
Ruthenium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,248	1,484	1,170
Chrome
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,824	6,069	5,165
Nickel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,332	3,626	4,334
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,326	3,765	2,126
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,146	1,008	152
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 413	R 976	R 560